PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	March 31, 2015	December 31, 2014

Office equipment	$51,323	$51,322
Lab equipment	571,863	544,858
Furniture	20,482	18,782
Leasehold Improvements	231,859	136,900
	875,527	751,862
Less: Accumulated depreciation	413,381	376,635

	$462,146	$375,227

Depreciation expense for the three months ending March 31, 2015 and 2014 was $36,746 and $30,209.

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2014	December 31, 2013

Office equipment	$51,322	$24,244
Lab equipment	544,858	474,049
Furniture	18,782	4,061
Leasehold improvements	136,900	37,519
	751,862	539,873
Less: Accumulated depreciation	376,635	241,513

	$375,227	$298,360

Depreciation expense for the years ending December 31, 2014 and 2013 was $136,322 and $111,912.